Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Line Items]
Interest on financing lease liabilities	$ 0.1	$ 0.3	$ 0.1
Amortization expense on finance lease right-of-use assets	0.2	0.2	0.1
Rental expense for all operating leases	$ 5.4	$ 6.6	$ 7.3